Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization
Organization

1. Organization

        Washington Prime Group Inc. ("WPG" or the "Company") is an Indiana corporation that was created to hold the strip center business and smaller enclosed malls of Simon Property Group, Inc. ("SPG") and its subsidiaries. Prior to the separation from SPG which was completed on May 28, 2014, WPG was a wholly owned subsidiary of SPG. Prior to or concurrent with the separation, SPG engaged in certain formation transactions that were designed to consolidate the ownership of its interests in 98 properties ("SPG Businesses") and distribute such interests to WPG and its operating partnership, Washington Prime Group, L.P. ("WPG L.P."). WPG L.P. is our majority owned partnership subsidiary that owns all of our real estate properties and other assets. Pursuant to the separation agreement, SPG distributed 100% of the common shares of WPG on a pro rata basis to SPG's shareholders as of the record date.

        Unless the context otherwise requires, references to "we", "us" and "our" refer to Washington Prime Group Inc. after giving effect to the transfer of assets and liabilities from SPG as well as to the SPG Businesses prior to the date of the completion of the separation. Before the completion of the separation, SPG Businesses were operated as subsidiaries of SPG, which operates as a real estate investment trust ("REIT") under the Internal Revenue Code of 1986, as amended. WPG operates as a REIT subsequent to the separation and distribution. REITs will generally not be liable for federal corporate income taxes as long as they continue to distribute not less than 100% of their taxable income.

        At the time of the separation and distribution, WPG owned a percentage of the outstanding units of partnership interest, or units, of WPG L.P. that is approximately equal to the percentage of outstanding units of partnership interest of Simon Property Group, L.P. ("SPG L.P.") owned by SPG, with the remaining units of WPG L.P. being owned by the limited partners who were also limited partners of SPG L.P. as of the May 16, 2014 record date. The units in WPG L.P. are convertible by their holders for WPG common shares on a one-for-one basis or, at WPG's option, into cash. Before the separation, we had not conducted any business as a separate company and had no material assets or liabilities. The operations of the business transferred to us by SPG on the spin-off date are presented as if the transferred business was our business for all historical periods described and at the carrying value of such assets and liabilities reflected in SPG's books and records. Additionally, the financial statements reflect the common shares and units outstanding at the separation date as outstanding for all periods prior to the separation.

        Prior to the separation, WPG entered into agreements with SPG under which SPG provides various services to us, including accounting, asset management, development, human resources, information technology, leasing, legal, marketing, public reporting and tax. The charges for the services are based on an hourly or per transaction fee arrangement and pass-through of out-of-pocket costs (see Note 8).

        At the time of the separation, our assets consisted of interests in 98 shopping centers, including 44 malls and 54 strip centers. In addition to the above properties, the combined historical financial statements include interests in three strip centers held within a joint venture portfolio of properties which were sold during the first quarter of 2013 as well as one additional strip center which was sold by that same joint venture on February 28, 2014.

        We derive our revenues primarily from retail tenant leases, including fixed minimum rent leases, overage and percentage rent leases based on tenants' sales volumes, offering property operating services to our tenants and others, including energy, waste handling and facility services, and reimbursements from tenants for certain recoverable expenditures such as property operating, real estate taxes, repair and maintenance, and advertising and promotional expenditures.

        We seek to enhance the performance of our properties and increase our revenues by, among other things, securing leases of anchor tenant spaces, re-developing or renovating existing properties to increase the leasable square footage, and increasing the productivity of occupied locations through aesthetic upgrades, re-merchandising and/or changes to the retail use of the space.

1. Organization

        Washington Prime Group Inc. ("WPG") is a newly formed Indiana corporation that was created to hold the strip center business and smaller enclosed malls of Simon Property Group, Inc. ("SPG") and its subsidiaries. WPG is currently a wholly owned subsidiary of SPG. Prior to or concurrently with the separation, SPG will engage in certain formation transactions that are designed to consolidate the ownership of its interests in 98 properties ("SPG Businesses") and distribute such interests to WPG and its operating partnership, Washington Prime Group, L.P. ("WPG L.P."). Pursuant to the separation agreement, SPG will distribute 100% of the common shares of WPG on a pro rata basis to SPG's shareholders as of the record date. Unless the context otherwise requires, references to "we", "us" and "our" refer to SPG Businesses after giving effect to the transfer of assets and liabilities from SPG. In addition, SPG Businesses are currently operated as subsidiaries of SPG, which operates as a real estate investment trust ("REIT") under the Internal Revenue Code of 1986, as amended. WPG is expected to operate as a REIT subsequent to the separation and distribution. REITs will generally not be liable for federal corporate income taxes as long as they continue to distribute not less than 100% of their taxable income.

        At the time of the separation and distribution, WPG will own a percentage of the outstanding common units of WPG L.P. that is equal to the percentage of outstanding common units of Simon Property Group, L.P. owned by Simon Property Group, Inc., with the remaining common units of WPG L.P. being owned by several limited partners who are also limited partners of Simon Property Group, L.P. At the effective time of the distribution, limited partners of Simon Property Group, L.P. will own the same percentage of outstanding common units of WPG L.P. that they own in Simon Property Group, L.P. The common units in WPG L.P. will be redeemable by their holders for cash or, at WPG's option, for WPG common shares on a one-for-one basis. The accompanying combined financial statements reflect Simon Property Group, L.P.'s interests in the SPG Businesses.

        To date, we have not conducted any business as a separate company and have no material assets or liabilities. The operations of the business to be transferred to WPG by SPG are presented as if the transferred business was our business for all historical periods described and at the carrying value of such assets and liabilities reflected in SPG's books and records.

        WPG will enter into agreements with SPG which will provide for various services to be provided to WPG by SPG, including accounting, asset management, development, human resources, information technology, leasing, legal, marketing, public reporting and tax. The charges for the services will be estimated based on an hourly or per transaction fee arrangement and pass-through of out-of-pocket costs.

        Our assets are expected to consist of interests in 44 malls and 54 strip centers. One of these strip centers was under development at December 31, 2012 and subsequently opened during the third quarter of 2013. In addition to the above properties, the combined historical financial statements include interests in three strip centers held within a joint venture portfolio of properties which were sold during the first quarter of 2013 as well as one additional strip center which was sold by that same joint venture on February 28, 2014. Our ownership interests in these properties are combined under accounting principles generally accepted in the United States of America ("GAAP").

        We derive our revenues primarily from retail tenant leases, including fixed minimum rent leases, overage and percentage rent leases based on tenants' sales volumes, offering property operating services to our tenants and others, including energy, waste handling and facility services, and reimbursements from tenants for certain recoverable expenditures such as property operating, real estate taxes, repair and maintenance, and advertising and promotional expenditures.

        We seek to enhance the performance of our properties and increase our revenues by, among other things, securing leases of anchor tenant spaces, re-developing or renovating existing properties to increase the leasable square footage, and increasing the productivity of occupied locations through aesthetic upgrades, re-merchandising and/or changes to the retail use of the space.